Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000007081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007082
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	10.65%	10.31%
Without Sales Load [Member] | C000007081
Average Annual Return [Line Items]
Average Annual Return, Percent	31.61%	10.53%	10.18%
NACC2 Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.21%	9.14%	9.48%
NACC2 Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	34.21%	9.14%	9.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.99%	14.51%	12.36%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	37.99%	14.51%	12.36%